Employee Benefit - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	$ (1,003)	$ (777)
Assumption - 1% decrease	1,178	908
Rate of salary increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	1,115	869
Assumption - 1% decrease	$ (973)	$ (762)